Warrants (Details Textual) (USD $)	0 Months Ended	1 Months Ended		9 Months Ended		12 Months Ended
	Mar. 04, 2013	May 22, 2013	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Warrants [Line Items]
Class of warrant or right exercise price of warrants or rights			0.40			0.45	0.45
Warrants exercised			14,879,708	2,248,222
Stock issued during period, shares, new issues			687,793
Proceeds from issuance of common stock	$ 3,000,000	$ 3,000,000	$ 206,000	$ 2,771,000	$ 0	$ 0	$ 3,189,000
Incremental fair value of inducement				14,000
Warrant [Member]
Warrants [Line Items]
Stock issued during period, shares, new issues				103,916
Rights Offering [Member]
Warrants [Line Items]
Proceeds from issuance of common stock				$ 42,000
Amended [Member]
Warrants [Line Items]
Class of warrant or right exercise price of warrants or rights			0.30